Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment
Premises and Equipment

Note 4 - Premises and Equipment

Major classifications of assets comprising premises and equipment are summarized as follows at December 31:

	2011	2010
Land	$15,740	$15,263
Premises	51,810	48,168
Furniture and equipment	51,802	50,671
Total	119,352	114,102
Less accumulated depreciation	(74,222)	(71,901)
Premises and equipment, net	$45,130	$42,201

The Company leases certain branch properties and equipment under operating leases. Rent expense was $632, $649 and $454 for 2011, 2010 and 2009, respectively. Rent commitments before considering renewal options that generally are present, are summarized as follows:

2012	$402
2013	300
2014	298
2015	235
2016	151
Total	$1,386